Annual Total Returns- Janus Henderson Venture Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Venture Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.20%	17.22%	41.89%	10.32%	(0.79%)	7.18%	24.28%	(6.60%)	30.79%	31.65%